ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2023	December 31, 2022

Credit Cards	$37,660	$44,473
Refund Liability	-	-
Deferred Revenue	18,825	17,506
Payroll liabilities	1,141	24,206
Payroll tax liabilities	2,767	84
Accrued interest	31,809	25,978
Other liabilities	164	424
Net balance	$92,366	$112,671

	December 31, 2022	December 31, 2021

Credit Cards	$44,473	$21,451
Refund Liability	-	74,384
Deferred Revenue	17,506	63,009
Payroll liabilities	24,206	-
Payroll tax liabilities	84	7,441
Accrued interest	25,978	9,417
Other liabilities	424	-
Net balance	$112,671	$175,702